Discontinued Operations - Narrative (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2021	Aug. 31, 2023	Nov. 30, 2021	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash distribution, disposal of investment					$ 0	$ 0	$ 980,000,000
Reduction to retained earnings					(2,751,000,000)	(2,457,000,000)
Impairment of long-lived assets	$ 23,500,000			$ 13,600,000	0	$ 0	$ 21,000,000
Treasure Data
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduction to retained earnings								$ 44,200,000
IoTP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage disposed			100.00%
Proceeds from disposal of investment			$ 12,000,000
IoTP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash distribution, disposal of investment		$ 12,000,000			$ 12,000,000